BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 5,024	$ 7,001
Bank deposit	4,000
Prepaid expenses and other current assets	1,511	472
Advance payment	13	823
TOTAL CURRENT ASSETS	10,548	8,296
NON-CURRENT ASSETS:
Long term receivables	1,653	1,190
Restricted long term deposits	120	107
Property and equipment, net	2,314	798
Funds in respect of employee rights upon retirement	680	594
TOTAL NON-CURRENT ASSETS	4,767	2,689
TOTAL ASSETS	15,315	10,985
CURRENT LIABILITIES:
Accounts payable	534	667
Accrued expenses and other	1,332	3,623
Loans from the controlling shareholder	65,338	37,338
TOTAL CURRENT LIABILITIES	67,204	41,628
LONG-TERM LIABILITIES -
Liability for employee rights upon retirement	810	694
TOTAL LONG-TERM LIABILITIES	810	694
COMMITMENTS
TOTAL LIABILITIES	68,014	42,322
CAPITAL DEFICIENCY:
Ordinary shares, NIS 0.1 par value - authorized: 8,775,783 and 50,000,000 as of December 31, 2016 and 2017, respectively; issued and outstanding: 6,290,242 and 6,290,244 as of December 31, 2016 and December 31, 2017, respectively	82	82
Additional paid-in capital	42,480	32,274
Accumulated deficit	(95,261)	(63,693)
TOTAL CAPITAL DEFICIENCY	(52,699)	(31,337)
TOTAL LIABILITIES NET OF CAPITAL DEFICIENCY	$ 15,315	$ 10,985